Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 518,983	¥ 462,954
Current liabilities	236,900	182,145
Non-current liabilities	282,083	280,809
Other financial liabilities	518,983	462,954
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	318,758	317,429
Other financial liabilities	318,758	317,429
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	48,283	63,269
Other financial liabilities	48,283	63,269
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	151,942	82,256
Other financial liabilities	¥ 151,942	¥ 82,256